Risk Management Section - NII-at-Risk banking book per currency - year 1 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	€ (119)	€ (91)
Ramped Unfloored Parallel Downward [Member] | Euro
Net Interest Income at Risk [Line Items]
NII-At -Risk	(81)	(83)
Ramped Unfloored Parallel Downward [Member] | US Dollar
Net Interest Income at Risk [Line Items]
NII-At -Risk	20	10
Ramped Unfloored Parallel Downward [Member] | Other currency
Net Interest Income at Risk [Line Items]
NII-At -Risk	(57)	(19)
Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	106	33
Ramped Unfloored Parallel Upward [Member] | Euro
Net Interest Income at Risk [Line Items]
NII-At -Risk	60	9
Ramped Unfloored Parallel Upward [Member] | US Dollar
Net Interest Income at Risk [Line Items]
NII-At -Risk	(20)	(20)
Ramped Unfloored Parallel Upward [Member] | Other currency
Net Interest Income at Risk [Line Items]
NII-At -Risk	€ 65	€ 44